Stock purchase warrants (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
assumptions for fair value calculation of warrants

Key assumptions utilized in the fair value calculation for the warrants appear in the table below:

	December 31,
	2014	2015
Expected term (years)	5.00	5.00
Volatility	109.60%	113.50%
Risk-free interest rate	2.10%	2.13%
Dividend yield	0.00%	0.00%